Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2020 shares	Feb. 29, 2020 shares	Jan. 31, 2020 shares	Jan. 31, 2019 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Sep. 01, 2020 $ / shares	Aug. 01, 2020 $ / shares	Feb. 01, 2020 $ / shares	Jan. 01, 2020 $ / shares	Mar. 22, 2019 $ / shares
EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					4 years	4 years
Vesting period					4 years	4 years
Share price performance | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					2 years	2 years
Vesting period					2 years	2 years
Share price performance | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					5 years	5 years
Vesting period					5 years	5 years
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares						$ 21.04				$ 25.50			$ 20.00
Management Award 2017 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					2 years	2 years		2 years
Vesting period					2 years	2 years		2 years
Management Award 2016 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years	3 years		2 years
Vesting period					3 years	3 years		2 years
Management Award 2018 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years	3 years		2 years
Vesting period					3 years	3 years		2 years
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						3,178,400	4,518,964
New awards granted in the period					761,979	761,979
Number of equity instruments exercised (in shares)					1,953,386	1,953,386
Restricted Shares | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €					€ 8.3		€ 14.0	€ 12.1
Restricted Shares | Management Award 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)				85,315
Reclassification of awards for settlement of tax liabilities				33,383
Restricted Shares | Management Award 2017 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)				51,932
Restricted Shares | Management Award 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		1,626,006	284,555
Reclassification of awards for settlement of tax liabilities		697,964	120,739
Share price (in Dollars per share) | $ / shares											$ 19.53	$ 22.37
Restricted Shares | Management Award 2016 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		928,042	163,816
Restricted Shares | Management Award 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	42,825
Reclassification of awards for settlement of tax liabilities	17,170
Share price (in Dollars per share) | $ / shares									$ 25.30
Restricted Shares | Management Award 2018 | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	25,655
January 1, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements					€ 8.7	$ 9.9
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						1,041,953	2,965,514
New awards granted in the period					0	0
Number of equity instruments exercised (in shares)					1,910,561	1,910,561
January 1, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements					€ 1.0	$ 1.1
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						819,873	838,123
New awards granted in the period					0	0
Number of equity instruments exercised (in shares)					0	0
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						159,561	166,427
New awards granted in the period					0	0
Number of equity instruments exercised (in shares)					0	0
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						710,438	0
New awards granted in the period					761,979	761,979
Number of equity instruments exercised (in shares)					0	0